Offerings	Dec. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	5,739,317
Proposed Maximum Offering Price per Unit | $ / shares	10.75
Maximum Aggregate Offering Price	$ 61,697,657.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,520.45
Offering Note

Offering Note(s)

(1)	All securities being registered will be issued by Great Future Technology Inc., an exempted company incorporated under the laws of the Cayman Islands with limited liability (“GFT”), in connection with the Merger Agreement described in this registration statement and the proxy statement/prospectus included herein, which provides for, among other things, the business combination of Flag Ship Acquisition Corporation, a Cayman Islands exempted company (“Flag Ship”), and GFT pursuant to the proposed statutory merger of Flag Ship with and into GFT Merger Sub Limited (“Merger Sub”), a Cayman Islands exempted company and a wholly-owned subsidiary of GFT, pursuant to the Cayman Companies Act, with Merger Sub continuing as the surviving company and wholly-owned subsidiary of GFT (the “Merger”).

The Amount Registered consists of 5,739,317 Class A Ordinary Shares of GFT to be issued in exchange for outstanding ordinary shares of Flag Ship. As a result of the Merger, each of the Flag Ship ordinary shares issued and outstanding immediately prior to the effective time of the Merger will be canceled and automatically converted into the right to receive, without interest, one Class A Ordinary Share of GFT. Includes an aggregate of (i) 3,062,517 Ordinary Shares held by the Public Shareholders (assuming no redemption); and (ii) 690,000 Ordinary Shares issuable pursuant to the mandatory exchange of rights included within the Public Units (the “Rights”) issued by Flag Ship in connection with its initial public offering, with one Right entitling the holder to receive one-tenth of one Class A Ordinary Share of GFT; and (iii) 1,986,800 Ordinary Shares issuable to Sponsor in exchange for ordinary shares held by Sponsor, inclusive of the conversion of rights included in the Private Units purchased by Sponsor in connection with Flag Ship’s initial public offering, with one Right entitling the holder to receive one-tenth of one Class A Ordinary Share of GFT.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high ($10.78) and low ($10.72) prices of the shares of Ordinary Shares of Flag Ship on The NASDAQ Global Market on December 23, 2025 ($10.75 per share), in accordance with Rule 457(f), which is within five business days prior to the date of filing of the registration statement on Form F-4.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions.

(2)	Represents 5,200,000 GFT Class A Ordinary Shares to be issued to the financial advisors upon closing of the Merger. All securities being registered will be issued by Great Future Technology Inc., in connection with the business combination described in this registration statement and the proxy statement/prospectus included herein. For the purpose of calculating the registration fee only, the book value of the securities of Great Future Technology Inc. computed as of December 26, 2025, the latest practicable date prior to the date of filing the registration statement has been used.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	5,200,000
Proposed Maximum Offering Price per Unit | $ / shares	9.76
Maximum Aggregate Offering Price	$ 50,752,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,008.85
Offering Note

Offering Note(s)

(1)	All securities being registered will be issued by Great Future Technology Inc., an exempted company incorporated under the laws of the Cayman Islands with limited liability (“GFT”), in connection with the Merger Agreement described in this registration statement and the proxy statement/prospectus included herein, which provides for, among other things, the business combination of Flag Ship Acquisition Corporation, a Cayman Islands exempted company (“Flag Ship”), and GFT pursuant to the proposed statutory merger of Flag Ship with and into GFT Merger Sub Limited (“Merger Sub”), a Cayman Islands exempted company and a wholly-owned subsidiary of GFT, pursuant to the Cayman Companies Act, with Merger Sub continuing as the surviving company and wholly-owned subsidiary of GFT (the “Merger”).

The Amount Registered consists of 5,739,317 Class A Ordinary Shares of GFT to be issued in exchange for outstanding ordinary shares of Flag Ship. As a result of the Merger, each of the Flag Ship ordinary shares issued and outstanding immediately prior to the effective time of the Merger will be canceled and automatically converted into the right to receive, without interest, one Class A Ordinary Share of GFT. Includes an aggregate of (i) 3,062,517 Ordinary Shares held by the Public Shareholders (assuming no redemption); and (ii) 690,000 Ordinary Shares issuable pursuant to the mandatory exchange of rights included within the Public Units (the “Rights”) issued by Flag Ship in connection with its initial public offering, with one Right entitling the holder to receive one-tenth of one Class A Ordinary Share of GFT; and (iii) 1,986,800 Ordinary Shares issuable to Sponsor in exchange for ordinary shares held by Sponsor, inclusive of the conversion of rights included in the Private Units purchased by Sponsor in connection with Flag Ship’s initial public offering, with one Right entitling the holder to receive one-tenth of one Class A Ordinary Share of GFT.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high ($10.78) and low ($10.72) prices of the shares of Ordinary Shares of Flag Ship on The NASDAQ Global Market on December 23, 2025 ($10.75 per share), in accordance with Rule 457(f), which is within five business days prior to the date of filing of the registration statement on Form F-4.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions.

(2)	Represents 5,200,000 GFT Class A Ordinary Shares to be issued to the financial advisors upon closing of the Merger. All securities being registered will be issued by Great Future Technology Inc., in connection with the business combination described in this registration statement and the proxy statement/prospectus included herein. For the purpose of calculating the registration fee only, the book value of the securities of Great Future Technology Inc. computed as of December 26, 2025, the latest practicable date prior to the date of filing the registration statement has been used.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions.